March 18, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guggenheim Funds Trust
(File Nos. 002-19458 and 811-01136)

Ladies and Gentlemen:

On behalf of Guggenheim Funds Trust (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 140 to the Trust’s registration statement on Form N-1A.

This filing is being made for the purposes of: (i) filing the required exhibits; (ii) incorporating comments from the staff of the Securities and Exchange Commission on Post-Effective Amendment No. 137; and (iii) making other non-material changes to the Prospectus and Statement of Additional Information. The Trust notes that a response letter to the SEC staff’s comments is being simultaneously filed on the EDGAR system as correspondence.

The attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act. No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact Julien Bourgeois at Dechert LLP at 202.261.3451.

Very truly yours,

/s/ Amy J. Lee
Amy J. Lee Secretary and Senior Vice President Security Investors, LLC